FINANCIAL INSTRUMENTS (Details 21) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 718,715	$ 611,094
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 39,459	$ 31,106
Percentage of trade receivables	5.50%	5.10%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 551	$ 257
Percentage of trade receivables	0.10%	0.00%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 955	$ 881
Percentage of trade receivables	0.10%	0.10%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 50	$ 39
Percentage of trade receivables	0.00%	0.00%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 34	$ 18
Percentage of trade receivables	0.00%	0.00%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2,238	$ 21
Percentage of trade receivables	0.30%	0.00%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 56	$ 11
Percentage of trade receivables	0.00%	0.00%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 97	$ 64
Percentage of trade receivables	0.00%	0.00%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 12,312	$ 14,319
Percentage of trade receivables	1.70%	2.30%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 662,963	$ 564,378
Percentage of trade receivables	92.20%	92.40%